Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables and Prepaid Expenses [Abstract]
Schedule of other receivables
	December 31, 2022	December 31, 2021

Rent and other deposits	$16,296	$14,716
Advance to third parties*	2,799,874	-
Employee advances and others	915,242	8,095
Prepaid VAT taxes	63,682	226,206
Prepaid consulting fee	646,852	1,136,377
Total other receivables and prepaid expenses	$4,441,946	$1,385,394

*	This advance was short term, non-interest bearing and due on demand. The Company collected full amount of advance by March 22, 2023.